Offerings - Offering: 1	Sep. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,916,667
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 28,750,005.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note	The registrant previously registered securities with a proposed maximum aggregate offering price not to exceed $398,666,672 on a Registration Statement on Form S-1 (File No. 333-298617), which was declared effective by the Securities and Exchange Commission on September 17, 2026. In accordance with Rule 462(b) promulgated under the Securities Act of 1933, as amended, an additional amount of securities having a proposed maximum aggregate offering price of $28,750,005 is hereby registered, which includes the shares of common stock that the underwriters have the option to purchase.